CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common stock [Member]		Additional paid-in capital [Member]		Retained earnings [Member]	Accumulated other comprehensive income (loss), net [Member]		Capital fund related to non-controlling interest [Member]	Treasury shares [Member]	Total
Balance at Dec. 31, 2022		$ 371		$ 163,431		$ 311,839	$ (9,578)	[1]	$ (5,587)	$ (39,430)	$ 421,046
Balance, shares at Dec. 31, 2022		34,507,303
Other comprehensive income (loss)	[1]	$ 0		0		0	1,176		0	0	1,176
Net loss (income) attributable to controlling interest		0		0		(107,656)	0	[1]	0	0	(107,656)
Equity-based compensation expense	[2]	0		1,025		0	0		0	0	1,025
Adjustment to redemption value of the non-controlling interest		0		0		(532)	0	[1]	0	0	(532)
Cashless exercise of options and RSUs			[3]		[3]	0	0	[1]	0	0	0
Cashless exercise of options and RSUs, Shares		25,149
Balance at Dec. 31, 2023		$ 371		164,456		203,651	(8,402)	[1]	(5,587)	(39,430)	315,059
Balance, shares at Dec. 31, 2023		34,532,452
Other comprehensive income (loss)	[1]	$ 0		0		0	(6,468)		0	0	(6,468)
Net loss (income) attributable to controlling interest		0		0		(42,832)	0	[1]	0	0	(42,832)
Equity-based compensation expense	[2]	0		2,044		0	0	[1]	0	0	2,044
Adjustment to redemption value of the non-controlling interest		0		0		3,782	0	[1]	0	0	3,782
Cashless exercise of options and RSUs			[3]		[3]	0	0	[1]	0	0	0
Cashless exercise of options and RSUs, Shares		16,598
Balance at Dec. 31, 2024		$ 371		166,500		164,601	(14,870)	[1]	(5,587)	(39,430)	$ 271,585
Balance, shares at Dec. 31, 2024		34,549,050									34,549,050
Other comprehensive income (loss)	[1]	$ 0		0		0	3,996		0	0	$ 3,996
Net loss (income) attributable to controlling interest		0		0		(137,467)	0	[1]	0	0	(137,467)
Equity-based compensation expense	[2]	0		1,200		0	0	[1]	0	0	1,200
Adjustment to redemption value of the non-controlling interest		0		0		(101)	0	[1]	0	0	(101)
Cashless exercise of options and RSUs			[3]		[3]	0	0	[1]	0	0	0
Cashless exercise of options and RSUs, Shares		24,849
Balance at Dec. 31, 2025		$ 371		$ 167,700		$ 27,033	$ (10,874)	[1]	$ (5,587)	$ (39,430)	$ 139,213
Balance, shares at Dec. 31, 2025		34,573,899									34,573,899

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities, see also notes 2 and 3.
[2]	See also Note 12.
[3]	Less than $1.